OTHER EXPENSE (Tables)	6 Months Ended
Jun. 30, 2025
Other expense (income) [Abstract]
Schedule of other expense (income)
a) Other Expense (Income)

	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
Other expense:
Bank charges	$2	$2	$3	$3
Loulo-Gounkoto loss of control[1]	1,035	—	1,035	—
Loss on non-hedge derivatives	1	—	1	—
Litigation legal expenses	16	7	20	11
Loss (gain) on warrant investments at FVPL	(1)	1	(1)	3
Loulo-Gounkoto reduced operations costs	58	—	125	—
Litigation settlement accruals	—	—	91	—
Tax interest and penalties	—	61	—	61
Other	(1)	18	17	34
Total other expense	$1,110	$89	$1,291	$112
Other income:
Gain on sale of non-current assets[2]	($745)	($5)	($745)	($6)
Interest income on other assets	(12)	(4)	(23)	(9)
Total other income	($757)	($9)	($768)	($15)
Total	$353	$80	$523	$97
[1]Refer to note 16 for further details.
[2]2025 includes a gain of $745 million related to the sale of the Donlin Gold project. Refer to note 4 for further details.

b) Impairment Charges

	For the three months ended June 30		For the six months ended June 30
	2025	2024	2025	2024
Impairment charges of non-current assets	$—	$1	$4	$18
Total	$—	$1	$4	$18